Employee Option Plans (Details 4) - Magic Plans [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at beginning of year	309,309
Granted	37,500
Exercised	(104,167)
Forfeited	(21,875)
Outstanding at end of year	220,767	309,309
Exercisable at end of year	190,767
Weighted average exercise price
Outstanding at beginning of year	$ 4.38
Granted
Exercised	2.99
Forfeited	6.89
Outstanding at end of year	3.83	$ 4.38
Exercisable at end of year	$ 4.43
Weighted average remaining contractual term (in years)
Outstanding	3 years 9 months 22 days	3 years 11 months 19 days
Exercisable at end of year	2 years 11 months 1 day
Aggregate intrinsic value
Outstanding at beginning of year	$ 1,237
Outstanding at end of year	1,684	$ 1,237
Exercisable at end of year	$ 1,456